Vendor and Security Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Vendor And Security Deposits
Vendor and Security Deposits

6.	Vendor and Security Deposits

At June 30, 2023 and 2022, the Company had total vendor and security deposits of $1.02 million and $0.12 million, respectively, related to deposits on equipment. Deposits on the purchase of new equipment were $0.77 million in the second quarter of 2023.

10.	Vendor Deposits

During 2021, the Company paid $60 thousand to Salt River Project, an Arizona utility company, as a refundable deposit for engineering services for implementation of additional electricity capacity to facilitate the development of the Company’s 1.5MW charging capabilities. In 2022, this contract was cancelled, and the deposit was refunded. Additionally, the Company recorded a total of $38 thousand in 2021 for deposits on equipment purchases to be delivered at future dates. At December 31, 2022, the company had total Vendor deposits of $20 thousand related to deposits on equipment.